UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-5522
RIVERSOURCE SECTOR SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: June 30
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments

Portfolio of Investments
Columbia Dividend Opportunity Fund
(formerly known as RiverSource Dividend Opportunity Fund)
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (94.6%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.9%)
Honeywell International, Inc.	276,638		$12,155,474

Auto Components (0.7%)
Johnson Controls, Inc.	293,495		8,951,598

Beverages (0.7%)
Diageo PLC, ADR	132,881	(c,e)	9,170,118

Capital Markets (0.2%)
Morgan Stanley	118,631		2,927,813

Chemicals (4.7%)
Air Products & Chemicals, Inc.	110,907		9,185,318
Eastman Chemical Co.	149,195	(e)	11,040,430
EI du Pont de Nemours & Co.	714,230		31,868,942
Olin Corp.	358,080	(e)	7,218,893
The Dow Chemical Co.	80,525		2,211,217

Total			61,524,800

Commercial Banks (3.2%)
Bank of Montreal	106,162	(c)	6,130,856
National Australia Bank Ltd.	553,441	(c)	13,554,386
The Toronto-Dominion Bank	128,722	(c)	9,301,452
U.S. Bancorp	319,002		6,896,823
Wells Fargo & Co.	207,325		5,210,077

Total			41,093,594

Commercial Services & Supplies (2.1%)
Deluxe Corp.	317,581	(e)	6,075,325
Pitney Bowes, Inc.	511,109	(e)	10,927,509
RR Donnelley & Sons Co.	306,385		5,196,290
Waste Management, Inc.	128,578	(e)	4,595,378

Total			26,794,502

Communications Equipment (0.3%)
Nokia OYJ, ADR	403,804	(c,e)	4,050,154

Containers & Packaging (0.9%)
Packaging Corp. of America	515,392		11,941,633

Distributors (0.5%)
Genuine Parts Co.	154,296	(e)	6,880,059

Diversified Financial Services (1.1%)
Bank of America Corp.	594,088		7,788,494
JPMorgan Chase & Co.	185,535		7,063,317

Total			14,851,811

Issuer	Shares		Value(a)
Diversified Telecommunication Services (13.6%)
AT&T, Inc.	1,649,866		47,186,167
BT Group PLC	3,314,125	(c)	7,288,162
CenturyLink, Inc.	494,498	(e)	19,512,891
Deutsche Telekom AG, ADR	418,951	(c)	5,712,397
Frontier Communications Corp.	1,384,268	(e)	11,309,470
Qwest Communications International, Inc.	3,373,378		21,151,080
Telefonos de Mexico SAB de CV, Series L, ADR	534,093	(c,e)	7,974,008
Telstra Corp., Ltd.	2,759,776	(c)	6,988,389
Verizon Communications, Inc.	1,238,224		40,353,719
Windstream Corp.	727,064	(e)	8,935,617

Total			176,411,900

Electric Utilities (4.8%)
American Electric Power Co., Inc.	179,545		6,504,915
Duke Energy Corp.	662,360		11,730,397
Pepco Holdings, Inc.	469,524	(e)	8,733,146
Pinnacle West Capital Corp.	201,646		8,321,930
PPL Corp.	220,722	(e)	6,010,260
Progress Energy, Inc.	262,939		11,679,751
Southern Co.	193,352		7,200,428
UIL Holdings Corp.	83,939	(e)	2,363,722

Total			62,544,549

Electrical Equipment (0.9%)
Hubbell, Inc., Class B	235,624		11,957,918

Electronic Equipment, Instruments & Components (0.5%)
Anixter International, Inc.	124,255	(b,e)	6,708,527

Energy Equipment & Services (1.7%)
Halliburton Co.	411,485		13,607,809
Schlumberger Ltd.	131,901		8,126,421

Total			21,734,230

Food Products (1.9%)
B&G Foods, Inc.	1,084,760	(e)	11,845,580
ConAgra Foods, Inc.	381,318		8,366,117
Kraft Foods, Inc., Class A	135,168		4,171,284

Total			24,382,981

Gas Utilities (1.4%)
Nicor, Inc.	406,129	(e)	18,608,831

Household Durables (0.7%)
Tupperware Brands Corp.	213,740	(e)	9,780,742

Household Products (0.5%)
The Procter & Gamble Co.	111,075		6,661,168

Insurance (3.2%)
Marsh & McLennan Companies, Inc.	124,896		3,012,492
Montpelier Re Holdings Ltd.	341,401	(c,e)	5,913,065
The Allstate Corp.	235,487		7,429,615
Unitrin, Inc.	84,659		2,064,833

Issuer	Shares		Value(a)
XL Group PLC	1,046,058		22,657,616

Total			41,077,621

Machinery (2.0%)
Caterpillar, Inc.	255,995		20,141,687
Harsco Corp.	219,006	(e)	5,383,167

Total			25,524,854

Media (2.4%)
Cinemark Holdings, Inc.	230,006	(e)	3,703,097
National CineMedia, Inc.	701,818	(e)	12,562,542
Regal Entertainment Group, Class A	1,147,970		15,061,366

Total			31,327,005

Metals & Mining (1.8%)
Compass Minerals International, Inc.	105,971	(e)	8,119,499
Nucor Corp.	82,647	(e)	3,157,115
Rio Tinto PLC, ADR	97,596	(c,e)	5,731,813
Southern Copper Corp.	105,379	(e)	3,700,910
United States Steel Corp.	62,461	(e)	2,738,290

Total			23,447,627

Multiline Retail (—%)
Macy’s, Inc.	3,245		74,927

Multi-Utilities (4.7%)
Ameren Corp.	89,182	(e)	2,532,769
CH Energy Group, Inc.	73,363	(e)	3,239,710
Consolidated Edison, Inc.	244,679	(e)	11,798,422
Dominion Resources, Inc.	74,955		3,272,535
DTE Energy Co.	168,719		7,749,264
National Grid PLC	1,122,604	(c)	9,522,291
NiSource, Inc.	266,506		4,637,204
NSTAR	53,106	(e)	2,089,721
Public Service Enterprise Group, Inc.	153,417		5,075,034
Sempra Energy	75,546	(e)	4,064,375
Xcel Energy, Inc.	290,218	(e)	6,666,307

Total			60,647,632

Oil, Gas & Consumable Fuels (11.3%)
Alpha Natural Resources, Inc.	236,066	(b)	9,714,116
BP PLC, ADR	100,999	(c)	4,158,129
Chevron Corp.	584,407		47,366,186
Crude Carriers Corp.	303,705	(c)	5,466,690
Enbridge Energy Management LLC	1	(b)	32
Enbridge, Inc.	677,015	(c)	35,407,885
ENI SpA	385,828	(c)	8,326,572
General Maritime Corp.	115,861	(e)	568,878
Kinder Morgan Management LLC	—	(b,f)	1
Royal Dutch Shell PLC, ADR	264,788	(c,e)	15,966,716
Ship Finance International Ltd.	127,560	(c.e)	2,478,491
Spectra Energy Corp.	346,070		7,803,879
TransCanada Corp.	248,984	(c,e)	9,242,286

Total			146,499,861

Paper & Forest Products (1.4%)
MeadWestvaco Corp.	323,030		7,875,471
Weyerhaeuser Co.	681,342		10,737,950

Total			18,613,421

Issuer	Shares		Value(a)
Pharmaceuticals (11.7%)
Abbott Laboratories	181,210		9,466,410
Bristol-Myers Squibb Co.	1,550,703		42,039,558
Eli Lilly & Co.	178,051		6,504,203
Johnson & Johnson	160,627		9,952,449
Merck & Co., Inc.	825,496		30,386,508
Pfizer, Inc.	2,123,760		36,464,959
Valeant Pharmaceuticals International, Inc.	480,865	(c,e)	12,045,668
Warner Chilcott PLC, Class A	203,754	(c)	4,572,240

Total			151,431,995

Real Estate Investment Trusts (REITs) (0.9%)
Pebblebrook Hotel Trust	109,346	(b)	1,969,321
ProLogis	571,084	(e)	6,727,370
Ventas, Inc.	47,790	(e)	2,464,530

Total			11,161,221

Road & Rail (0.3%)
Heartland Express, Inc.	247,193		3,675,760

Semiconductors & Semiconductor Equipment (4.6%)
Intel Corp.	994,070		19,115,966
Maxim Integrated Products, Inc.	545,466	(e)	10,096,576
Microchip Technology, Inc.	736,669	(e)	23,168,240
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	768,208	(c,e)	7,789,629

Total			60,170,411

Specialty Retail (0.7%)
Foot Locker, Inc.	396,835		5,766,012
Limited Brands, Inc.	127,688		3,419,485

Total			9,185,497

Thrifts & Mortgage Finance (0.2%)
Capitol Federal Financial	107,128	(e)	2,646,062

Tobacco (6.9%)
Altria Group, Inc.	436,545	(e)	10,485,811
Lorillard, Inc.	558,893		44,884,697
Philip Morris International, Inc.	616,011		34,508,936

Total			89,879,444

Trading Companies & Distributors (0.7%)
Fly Leasing Ltd., ADR	682,131	(c,e)	9,004,129

Wireless Telecommunication Services (0.5%)
Vodafone Group PLC, ADR	242,164	(c,e)	6,008,089

Total Common Stocks (Cost: $1,170,774,466)			$1,229,507,958

Preferred Stocks (0.6%)

Issuer	Shares		Value(a)
Property & Casualty
XL Group PLC
10.750% Convertible	250,000	(c,e)	$7,870,000

Total Preferred Stocks (Cost: $6,250,000)			$7,870,000

Equity-Linked Notes (2.2%)(i)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Deutsche Bank AG
Mandatory Exchangeable Notes
12-22-10	8.000%	$19,003,126	(c,d)	$21,520,709
Morgan Stanley
Performance Equity-Linked Redemption Quarterly-Pay
Securities (PERQS)
11-24-10	9.600	9,000,003	(d)	7,694,034

Total Equity-Linked Notes (Cost: $28,003,129)				$29,214,743

Bonds (0.4%)

	Coupon	Principal
Issuer	rate	amount	Value(a)
Automotive
Ford Motor Co.
Senior Unsecured Convertible
11-15-16	4.250%	$3,321,000	$4,947,094

Total Bonds (Cost: $3,321,000)			$4,947,094

Money Market Fund (2.1%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	27,491,960	(g)	$27,491,960

Total Money Market Fund (Cost: $27,491,960)			$27,491,960

Investments of Cash Collateral Received for Securities on Loan (18.0%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (1.5%)
Argento Variable Funding Company LLC
10-25-10	0.300%	$4,998,917	$4,998,917
Ebbets Funding LLC
10-12-10	0.530	2,998,542	2,998,542
Grampian Funding LLC
10-04-10	0.280	4,999,456	4,999,456
Royal Park Investments Funding Corp.
10-06-10	0.551	1,997,250	1,997,250
Tasman Funding, Inc.
10-20-10	0.300	5,037,740	5,037,740

Total			20,031,905

Certificates of Deposit (9.9%)
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.300	4,997,460	4,997,460
Barclays Bank PLC
10-29-10	0.340	5,000,000	5,000,000
BNP Paribas
10-15-10	0.327	5,000,000	5,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Caisse des Depots
12-13-10	0.345	4,995,643	4,995,643
Credit Agricole
10-12-10	0.327	12,000,000	12,000,000
Credit Industrial et Commercial
11-05-10	0.500	7,000,268	7,000,268
Deutsche Bank AG
12-06-10	0.438	5,000,000	5,000,000
DZ Bank AG
11-16-10	0.360	3,000,000	3,000,000
Erste Bank der Oesterreichische
10-01-10	0.370	2,000,000	2,000,000
Hong Kong Shanghai Bank Corp., Ltd.
10-07-10	0.250	5,000,000	5,000,000
10-29-10	0.310	5,000,000	5,000,000
KBC Bank NV
10-22-10	0.350	5,000,000	5,000,000
La Banque Postale
11-16-10	0.345	7,995,326	7,995,326
Mitsubishi UFJ Trust and Banking Corp.
10-08-10	0.570	8,000,000	8,000,000
National Australia Bank Ltd.
03-17-11	0.307	5,000,000	5,000,000
National Bank of Canada
03-21-11	0.400	7,000,000	7,000,000
Natixis
12-23-10	0.400	4,994,950	4,994,950
Norinchukin Bank
10-28-10	0.350	1,000,604	1,000,604
11-08-10	0.350	1,000,644	1,000,644
11-24-10	0.335	4,000,051	4,000,051
Rabobank Group
10-27-10	0.306	3,000,000	3,000,000
Skandinaviska Enskilda Banken AB
10-21-10	0.295	4,998,771	4,998,771
Standard Chartered Bank PLC
12-01-10	0.305	2,000,000	2,000,000
12-10-10	0.490	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
10-20-10	0.290	5,000,000	5,000,000
United Overseas Bank Ltd.
11-18-10	0.300	5,000,000	5,000,000

Total			127,983,717

Commercial Paper (0.4%)
State Development Bank of NorthRhine-Westphalia
10-08-10	0.511	4,993,554	4,993,554

Other Short-Term Obligations (0.2%)
The Goldman Sachs Group, Inc.
12-22-10	0.500	3,000,000	3,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (6.0%)(h)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $5,000,039	0.280%	$5,000,000	$5,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $30,000,317	0.380	30,000,000	30,000,000
Citigroup Global Markets, Inc. dated 09-30-10, matures 10-01-10, repurchase price $5,000,029	0.210	5,000,000	5,000,000
Deutsche Bank AG dated 09-30-10, matures 10-01-10, repurchase price $5,790,242	0.300	5,790,193	5,790,193
Merrill Lynch Government Securities Income dated 09-30-10, matures 10-01-10, repurchase price $20,000,167	0.300	20,000,000	20,000,000
Morgan Stanley dated 04-15-10, matures 10-29-10, repurchase price $5,001,813	0.450	5,000,000	5,000,000
RBS Securities, Inc. dated 09-30-10, matures 10-01-10, repurchase price $7,000,068	0.350	7,000,000	7,000,000

Total			77,790,193

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $233,799,369)			$233,799,369

Total Investments in Securities
(Cost: $1,469,639,924)(j)			$1,532,831,124

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depositary Receipt
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 18.57% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2010, the value of these securities amounted to $29,214,743 or 2.25% of net assets.

(e)	At Sept. 30, 2010, security was partially or fully on loan.

(f)	Represents fractional shares.

(g)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value(a)

Fannie Mae Pool	$3,213,277
Freddie Mac Gold Pool	525,824
Freddie Mac Non Gold Pool	540,010
Ginnie Mae I Pool	544,091
Ginnie Mae II Pool	276,798

Total market value of collateral securities	$5,100,000

Cantor Fitzgerald & Co. (0.380%)

Security description	Value(a)

Fannie Mae Grantor Trust	$59,503
Fannie Mae Interest Strip	146,605
Fannie Mae Pool	4,295,971
Fannie Mae Principal Strip	161,740
Fannie Mae REMICS	5,557,515
Fannie Mae Whole Loan	138,328
FHLMC Multifamily Structured Pass Through Certificates	49,665
FHLMC Structured Pass Through Securities	269,516
Freddie Mac Non Gold Pool	1,977,248
Freddie Mac Reference REMIC	24,702
Freddie Mac REMICS	1,372,158
Freddie Mac Strips	245,267
Ginnie Mae I Pool	769,185
Ginnie Mae II Pool	2,950,041
Government National Mortgage Association	3,115,557
United States Treasury Inflation Indexed Bonds	215,048
United States Treasury Note/Bond	7,912,097
United States Treasury Strip Coupon	1,077,064
United States Treasury Strip Principal	213,584
Cash Collateral In Lieu Of Securities	48,241

Total market value of collateral securities	$30,599,035

Citigroup Global Markets, Inc. (0.210%)

Security description	Value(a)

Fannie Mae Benchmark REMIC	$28,194
Fannie Mae REMICS	1,748,562
Freddie Mac Reference REMIC	56,337
Freddie Mac REMICS	2,490,231
Government National Mortgage Association	776,676

Total market value of collateral securities	$5,100,000

Deutsche Bank AG (0.300%)

Security description	Value(a)

Fannie Mae Pool	$2,836,198
Freddie Mac Gold Pool	3,069,799

Total market value of collateral securities	$5,905,997

Merrill Lynch Government Securities Income (0.300%)

Security description	Value(a)

Fannie Mae Pool	$10,556,660
Fannie Mae REMICS	6,254,761
Government National Mortgage Association	3,588,609

Total market value of collateral securities	$20,400,030

Morgan Stanley (0.450%)

Security description	Value(a)

Amstel Funding Corp	$389,823
Argento Variable Fund	549,323
BTM Capital Corp	416,694
Can Ast & Can Ltd	404,879
Credit Agricole NA	332,200
DnB NOR Bank ASA	349,934
Grampian Funding Ltd/LLC	93,178
Royal Bank Of Scotland	472,744
Salisbury Rec Co LLC	549,607
Sheffield Receivable	389,367
Silver Tower US Fund	349,854
Solitaire Funding	543,623
Straight A Funding	408,774

Total market value of collateral securities	$5,250,000

RBS Securities, Inc. (0.350%)

Security description	Value(a)

American Express Issuance Trust	$56,066
Amortizing Residential Collateral Trust	254,196
BA Credit Card Trust	40,606
Bear Stearns Asset Backed Securities Trust	62,305
Capital Auto Receivables Asset Trust	2,833
Capital One Multi-Asset Execution Trust	767,992
Capital One Prime Auto Receivables Trust	25
Chase Issuance Trust	55,662
Citibank Credit Card Issuance Trust	453,411
Citigroup Commercial Mortgage Trust	39,597
Citigroup/Deutsche Bank Commercial Mortgage Trust	599,552
Credit-Based Asset Servicing and Securitization LLC	81,076
Discover Card Master Trust I	140,059
First Franklin Mortgage Loan Asset Backed Certificates	252,037
First National Master Note Trust	84,412
Ford Credit Auto Owner Trust	43,119
Goal Capital Funding Trust	16,771
Greenwich Capital Commercial Funding Corp	152,685
GS Mortgage Securities Corp II	593,391
Keycorp Student Loan Trust	1,001
Massachusetts Educational Financing Authority	83,167
Nelnet Education Loan Funding Inc	286,440
Nelnet Student Loan Trust	922,180
Nissan Auto Lease Trust	207,878
SLC Student Loan Trust	33,530
SLM Student Loan Trust	1,845,981
Structured Asset Investment Loan Trust	50,896
Terwin Mortgage Trust	223,186

Total market value of collateral securities	$7,350,054

(i)	Equity-Linked Notes (ELNs) are notes created by a counterparty, typically an investment bank, that may bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities of third party issuers or the value of an index. The exchanged value may be limited to an amount less than the actual value of the underlying stocks or value of an index at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

(j)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $1,469,640,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$159,311,000
Unrealized depreciation	(96,120,000)

Net unrealized appreciation	$63,191,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$1,229,507,958	$—	$—	$1,229,507,958
Preferred Stocks
Property & Casualty	—	7,870,000	—	7,870,000

Total Equity Securities	1,229,507,958	7,870,000	—	1,237,377,958

Bonds
Corporate Debt Securities	—	4,947,094	—	4,947,094

Total Bonds	—	4,947,094	—	4,947,094

Other
Equity-Linked Notes	—	29,214,743	—	29,214,743
Affiliated Money Market Fund(c)	27,491,960	—	—	27,491,960
Investments of Cash Collateral Received for Securities on Loan	—	233,799,369	—	233,799,369

Total Other	27,491,960	263,014,112	—	290,506,072

Total	$1,256,999,918	$275,831,206	$—	$1,532,831,124

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted at June 30, 2010 as a result of significant market movements following the close of local trading, and were classified as Level 2. These values were not adjusted as of Sept. 30, 2010. Therefore, these investment securities were classified as Level 1 instead of Level 2 at Sept. 30, 2010. The amount of securities transferred out of Level 2 into Level 1 during the period was $44,688,235. Transfers between Levels 1 and 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Portfolio of Investments
RiverSource Real Estate Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.2%)

Issuer	Shares		Value(a)
Hotels, Restaurants & Leisure (2.7%)
Starwood Hotels & Resorts Worldwide, Inc.	65,971		$3,466,776
Vail Resorts, Inc.	57,079	(b,d)	2,141,604

Total			5,608,380

Real Estate Investment Trusts (REITs) (95.4%)
American Campus Communities, Inc.	207,839	(d)	6,326,619
Apartment Investment & Management Co., Class A	136,057	(d)	2,908,899
AvalonBay Communities, Inc.	38,634		4,015,232
BioMed Realty Trust, Inc.	284,621	(d)	5,100,408
Boardwalk Real Estate Investment Trust	50,458	(c)	2,305,362
Boston Properties, Inc.	90,259		7,502,328
CBL & Associates Properties, Inc.	222,309	(d)	2,903,356
DiamondRock Hospitality Co.	317,532	(b,d)	3,013,379
Digital Realty Trust, Inc.	132,962	(d)	8,203,755
Douglas Emmett, Inc.	371,837	(d)	6,510,866
Duke Realty Corp.	352,405	(d)	4,084,374
Entertainment Properties Trust	180,955	(d)	7,813,637
Equity Lifestyle Properties, Inc.	163,168	(d)	8,889,393
Equity Residential	111,998		5,327,745
Extra Space Storage, Inc.	304,785	(d)	4,888,751
Federal Realty Investment Trust	146,944	(d)	11,999,447
Getty Realty Corp.	169,285	(d)	4,541,917
Health Care REIT, Inc.	264,868	(d)	12,538,851
Host Hotels & Resorts, Inc.	225,727	(d)	3,268,527
LaSalle Hotel Properties	131,260	(d)	3,070,171
Mid-America Apartment Communities, Inc.	120,105	(d)	6,999,719
National Retail Properties, Inc.	310,363	(d)	7,793,215
Nationwide Health Properties, Inc.	110,306		4,265,533
Potlatch Corp.	242,819	(d)	8,255,846
Public Storage	95,051		9,223,749
Ramco-Gershenson Properties Trust	249,854	(d)	2,675,936
Simon Property Group, Inc.	236,878		21,968,065
U-Store-It Trust	237,728	(d)	1,985,029
Ventas, Inc.	109,087		5,625,617
Vornado Realty Trust	157,049	(d)	13,432,401
Weingarten Realty Investors	90,006	(d)	1,963,931

Total			199,402,058

Real Estate Management & Development (1.1%)
Jones Lang LaSalle, Inc.	26,009	(d)	2,243,796

Total Common Stocks (Cost: $186,894,228)			$207,254,234

Money Market Fund (0.5%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	1,099,389	(f)	$1,099,389

Total Money Market Fund (Cost: $1,099,389)			$1,099,389

Investments of Cash Collateral Received for Securities on Loan (25.9%)

		Amount
	Effective	payable to
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (1.4%)
Argento Variable Funding Company LLC
10-12-10	0.300%	$999,733	$999,733
Rhein-Main Securitisation Ltd.
10-15-10	0.500	1,998,723	1,998,723

Total			2,998,456

Certificates of Deposit (4.3%)
Caisse des Depots
12-13-10	0.345	1,998,257	1,998,257
Erste Bank der Oesterreichische
10-01-10	0.370	1,000,000	1,000,000
Nordea Bank Finland PLC
10-15-10	0.460	1,997,652	1,997,652
Norinchukin Bank
10-14-10	0.565	2,000,000	2,000,000
United Overseas Bank Ltd.
10-12-10	0.280	2,000,000	2,000,000

Total			8,995,909

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (20.2%)(e)
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price
$15,000,158	0.380%	$15,000,000	$15,000,000
Deutsche Bank AG dated 09-30-10, matures 10-01-10, repurchase price
$5,077,476	0.300	5,077,433	5,077,433
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price
$20,000,222	0.400	20,000,000	20,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price
$2,000,028	0.500	2,000,000	2,000,000

Total			42,077,433

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $54,071,798)			$54,071,798

Total Investments in Securities
(Cost: $242,065,415)(g)			$262,425,421

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 1.10% of net assets.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$29,751
Fannie Mae Interest Strip	73,303
Fannie Mae Pool	2,147,985
Fannie Mae Principal Strip	80,870
Fannie Mae REMICS	2,778,757
Fannie Mae Whole Loan	69,164
FHLMC Multifamily Structured Pass Through Certificates	24,833
FHLMC Structured Pass Through Securities	134,757
Freddie Mac Non Gold Pool	988,623
Freddie Mac Reference REMIC	12,351
Freddie Mac REMICS	686,079
Freddie Mac Strips	122,634
Ginnie Mae I Pool	384,593
Ginnie Mae II Pool	1,475,021
Government National Mortgage Association	1,557,779
United States Treasury Inflation Indexed Bonds	107,524
United States Treasury Note/Bond	3,956,049
United States Treasury Strip Coupon	538,532
United States Treasury Strip Principal	106,792
Cash Collateral In Lieu Of Securities	24,120

Total market value of collateral securities	$15,299,517

Deutsche Bank AG (0.300%)

Security description	Value (a)

Fannie Mae Pool	$2,487,068
Freddie Mac Gold Pool	2,691,914

Total market value of collateral securities	$5,178,982

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$18,501,985
Freddie Mac Gold Pool	991,356
Freddie Mac Non Gold Pool	906,659

Total market value of collateral securities	$20,400,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$821,787
Fannie Mae REMICS	77,841
Fannie Mae Whole Loan	2,161
Federal National Mortgage Association	115,037
Freddie Mac Gold Pool	235,110
Freddie Mac Non Gold Pool	44,601
Freddie Mac REMICS	193,361
Ginnie Mae I Pool	161,446
Ginnie Mae II Pool	83,354
Government National Mortgage Association	18,408
United States Treasury Inflation Indexed Bonds	29
United States Treasury Note/Bond	248,518
United States Treasury Strip Coupon	1,658
United States Treasury Strip Principal	36,689

Total market value of collateral securities	$2,040,000

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(g)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $242,065,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$22,895,000
Unrealized depreciation	(2,535,000)

Net unrealized appreciation	$20,360,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$207,254,234	$—	$—	$207,254,234

Total Equity Securities	207,254,234	—	—	207,254,234

Other
Affiliated Money Market Fund(c)	1,099,389	—	—	1,099,389
Investments of Cash Collateral Received for Securities on Loan	—	54,071,798	—	54,071,798

Total Other	1,099,389	54,071,798	—	55,171,187

Total	$208,353,623	$54,071,798	$—	$262,425,421

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                     RiverSource Sector Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	November 19, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	November 19, 2010

By	/s/ Jeffrey P. Fox Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	November 19, 2010